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                         MainStay Plus Variable Annuity
                                  Investing in
                 NYLIAC Variable Annuity Separate Account - III

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         Supplement Dated July 1, 2000 to Prospectus Dated May 1, 2000

      The purpose of this supplement is to correct a printing error in the May 1, 2000 prospectus for the MainStay Plus Variable Annuity policies ("policies"). Please read this supplement carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a current prospectus for the policies. The terms we use in this supplement have the same meanings as in the prospectus for the policies.

      In the answer to Question 10 "What Happens If I Die or the Annuitant Dies Before the Annuity Commencement Date?" on page 12 of the prospectus, and in the section "Death Before Annuity Commencement" on page 33 of the prospectus, replace each reference to "proportional withdrawals" with "partial withdrawals."

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                               51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010

                                                              MPVA-SUPPOAS-6/00